Investment In SABMiller (Summary Of Income Statement Of SABMiller) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment In SABMiller [Abstract]
Net revenues	$ 20,780	$ 18,981	$ 17,020
Operating profit	3,603	2,821	2,173
Net earnings	$ 2,596	$ 2,133	$ 1,473